Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Financial assets:
Sundry debtors	$ 38,789,335	$ 40,074,758
Employees and officers	5,033,035	4,965,645
Total financial assets	43,822,370	45,040,403
Non-financial assets:
Taxes to be recovered and prepaid taxes	56,922,798	44,597,094
Special Tax on Production and Services	19,543,438	75,213,134
Other accounts receivable	5,312,524	2,911,791
Total non-financial assets	$ 81,778,760	$ 122,722,019